BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Shares/ Units		Value
	COMMON STOCK (99.4%) CANADA (8.5%) CONSUMER CYCLICAL
117,786	Alimentation Couche-Tard, Inc.	$5,367,038
	FINANCIALS
359,660	Brookfield Asset Management, Ltd. (Class A)[1]	11,716,698
2,498,646	Brookfield Corp.	92,754,117
		104,470,815
	TECHNOLOGY
47,424	Constellation Software, Inc.	83,604,872
	Total Canada	193,442,725

	CAYMAN ISLANDS (7.5%) COMMUNICATIONS
3,946,910	JD.com, Inc. (Class A)	117,456,284
430,459	Trip.com Group, Ltd. ADR[1]	15,823,673
		133,279,957
	CONSUMER CYCLICAL
3,657,000	Li Ning Co., Ltd.	36,091,515
	Total Cayman Islands	169,371,472

	FINLAND (0.6%) INDUSTRIALS
266,730	Kone Oyj (Class B)	14,540,380
	Total Finland	14,540,380

	FRANCE (16.6%) CONSUMER CYCLICAL
30,978	LVMH Moet Hennessy Louis Vuitton SE	27,015,839
	CONSUMER NON-CYCLICAL
92,509	L'Oreal S.A.	38,148,778
130,229	Sartorius Stedim Biotech	45,419,372
960,591	Worldline S.A.[1,2]	43,444,430
		127,012,580
	INDUSTRIALS
827,787	Safran S.A.	118,667,004
387,497	Schneider Electric SE	62,728,536
84,608	Thales S.A.	11,159,312
		192,554,852
	TECHNOLOGY
821,696	Dassault Systemes SE	30,487,762
	Total France	377,071,033

	GERMANY (6.3%) CONSUMER CYCLICAL
142,529	Adidas AG	22,806,210

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) GERMANY (continued) CONSUMER NON-CYCLICAL
602,283	Bayer AG	$37,294,333
	TECHNOLOGY
721,830	SAP SE	84,812,742
	Total Germany	144,913,285

	HONG KONG (9.7%) FINANCIALS
11,822,735	AIA Group, Ltd.	133,550,958
1,063,949	Hong Kong Exchanges & Clearing, Ltd.	47,835,628
		181,386,586
	INDUSTRIALS
3,025,623	Techtronic Industries Co., Ltd.	39,021,065
	Total Hong Kong	220,407,651

	IRELAND (5.2%) INDUSTRIALS
1,996,096	CRH, Plc.	92,704,677
	TECHNOLOGY
86,729	Accenture, Plc. (Class A)	24,201,727
	Total Ireland	116,906,404

	JAPAN (6.1%) CONSUMER NON-CYCLICAL
1,146,055	Olympus Corp.	21,522,880
	INDUSTRIALS
175,944	Keyence Corp.	81,242,034
	TECHNOLOGY
231,095	Obic Co., Ltd	36,962,625
	Total Japan	139,727,539

	JERSEY (2.0%) CONSUMER NON-CYCLICAL
225,553	Clarivate, Plc.[1]	2,508,149
1,155,362	Experian, Plc.	42,208,015
	Total Jersey	44,716,164

	LUXEMBOURG (2.3%) COMMUNICATIONS
203,162	Spotify Technology S.A.[1]	22,900,421
	CONSUMER NON-CYCLICAL
412,516	Eurofins Scientific SE	29,534,842
	Total Luxembourg	52,435,263

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) NETHERLANDS (10.2%) BASIC MATERIALS
9,890	Koninklijke DSM NV	$1,269,479
	COMMUNICATIONS
847,094	Prosus NV1 .	68,395,518
	CONSUMER CYCLICAL
1,580,970	Universal Music Group NV	40,376,929
	CONSUMER NON-CYCLICAL
24,524	Adyen NV1,2.	37,011,051
111,206	Heineken NV	11,063,458
		48,074,509
	TECHNOLOGY
108,708	ASML Holding NV	71,870,803
	Total Netherlands	229,987,238

	SPAIN (2.0%) CONSUMER NON-CYCLICAL
729,075	Amadeus IT Group S.A.[1]	45,785,842
	Total Spain	45,785,842

	SWEDEN (2.4%) INDUSTRIALS
1,279,726	Assa Abloy AB (Class B)	30,123,427
2,106,456	Hexagon AB (Class B)	24,094,432
	Total Sweden	54,217,859

	SWITZERLAND (5.1%) CONSUMER NON-CYCLICAL
1,067,868	Alcon, Inc.	80,230,616
9,076	Sonova Holding AG	2,260,895
		82,491,511
	FINANCIALS
23,433	Partners Group Holding AG	21,944,112
	INDUSTRIALS
43,690	Sika AG	12,393,933
	Total Switzerland	116,829,556

	TAIWAN (3.6%) TECHNOLOGY
495,104	MediaTek, Inc.	11,991,620
753,721	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,892,548
	Total Taiwan	81,884,168

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Shares/ Units			Value
	COMMON STOCK (continued) UNITED KINGDOM (5.0%) FINANCIALS
526,293	London Stock Exchange Group, Plc.		$48,181,165
28,132,245	Melrose Industries, Plc.		49,405,581
976,475	Prudential, Plc.		16,168,955
	Total United Kingdom		113,755,701

	UNITED STATES (6.3%)
	CONSUMER CYCLICAL
63,611	Lululemon Athletica, Inc.[1]		19,520,944
	CONSUMER NON-CYCLICAL
678,473	PerkinElmer, Inc.		93,310,392
78,567	S&P Global, Inc.		29,457,911
			122,768,303
	Total United States		142,289,247

	Total Common Stock
	(Cost $2,004,341,833)		2,258,281,527

TOTAL INVESTMENTS (Cost $2,004,341,833)[3]		99.4%	$2,258,281,527
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.6%	14,439,476
NET ASSETS		100.00%	$2,272,721,003

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2023 was $ 80,455,481 or 3.5% of net assets.
[3]	The aggregate cost for federal income tax purposes is $2,004,341,833, the aggregate gross unrealized appreciation is $370,634,560 and the aggregate gross unrealized depreciation is $116,694,866, resulting in net unrealized appreciation of $253,939,694.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2023
Common Stock:
Canada	$193,442,725	$–	$–	$193,442,725
Cayman Islands	15,823,673	153,547,799	–	169,371,472
Finland	–	14,540,380	–	14,540,380
France	–	377,071,033	–	377,071,033
Germany	–	144,913,285	–	144,913,285
Hong Kong	–	220,407,651	–	220,407,651
Ireland	24,201,727	92,704,677	–	116,906,404
Japan	–	139,727,539	–	139,727,539
Jersey	2,508,149	42,208,015	–	44,716,164
Luxembourg	22,900,421	29,534,842	–	52,435,263
Netherlands	–	229,987,238	–	229,987,238
Spain	–	45,785,842	–	45,785,842
Sweden	–	54,217,859	–	54,217,859
Switzerland	–	116,829,556	–	116,829,556
Taiwan	69,892,548	11,991,620	–	81,884,168
United Kingdom	–	113,755,701	–	113,755,701
United States	142,289,247	–	–	142,289,247
Investments, at value	$471,058,490	$1,787,223,037	$–	$2,258,281,527

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.